Deferred Income (Details) - Schedule of Deferred Income - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income [Abstract]
Upfront payment		SFr 932,200
Total deferred income		SFr 932,200